S000000545 [Member] Annual Fund Operating Expenses - Nuveen Arizona Municipal Bond Fund	May 31, 2025
Nuveen Arizona Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.84%
Nuveen Arizona Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.64%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.64%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.